ACQUISITION BY STELLA POINT, INTERMEX HOLDINGS, INC. (FY) (Details) - USD ($)					1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 26, 2018	Dec. 19, 2017	Feb. 01, 2017	Jan. 25, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combination, Consideration Transferred [Abstract]
Consideration paid in cash	$ 102,000,000	$ 92,000,000
Consideration paid in equity		161,000,000
Acquisition-Related Costs [Abstract]
Transaction costs				$ 25,000
Intermex Holdings, Inc. and Subsidiaries [Member]
Business Combination, Consideration Transferred [Abstract]
Consideration paid in cash		92,000,000
Consideration paid in equity		$ 161,000,000
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill					$ 36,259,666	$ 36,259,666			$ 36,259,666	$ 36,259,666
Acquisition-Related Costs [Abstract]
Transaction costs						$ 2,553,301	$ 2,000	$ 6,212,602	$ 4,014,311	8,705,501
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill					0						$ 0	$ 0	$ 0
Acquisition-Related Costs [Abstract]
Transaction costs					$ 3,917,188						900,530	1,609,034
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member]
Business Combination, Consideration Transferred [Abstract]
Consideration paid in cash			$ 52,000,000
Consideration paid in equity			12,410,000
Outstanding debt			78,000,000
Additional funding of debt			5,000,000
Contingent consideration			$ 0
Ownership interest acquired					80.70%
Assets Acquired and Liabilities Assumed [Abstract]
Cash					$ 43,064,931
Accounts receivables					24,031,575
Prepaid and other current assets					3,712,848
Property and equipment					6,328,146
Other assets					1,345,562
Total tangible assets acquired					78,483,062
Intangible assets acquired					62,660,000
Deferred tax asset, net					2,118,801
Less: Liabilities assumed					(115,111,529)
Net assets					28,150,334
Goodwill					36,259,666
Total purchase price					64,410,000
Acquisition-Related Costs [Abstract]
Transaction costs								$ 6,212,602		6,212,602
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member] | Previously Reported [Member]
Assets Acquired and Liabilities Assumed [Abstract]
Accounts receivables					27,183,489
Prepaid and other current assets					560,934
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member] | Predecessor [Member]
Acquisition-Related Costs [Abstract]
Transaction costs					$ 3,917,188						$ 900,530	$ 1,609,034
Intermex Holdings, Inc. and Subsidiaries [Member] | FinTech [Member]
Acquisition-Related Costs [Abstract]
Transaction costs										$ 2,492,899